Risk/Return Detail Data - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - USD ($)			12 Months Ended											60 Months Ended	96 Months Ended	120 Months Ended
		Apr. 29, 2026	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2026	Apr. 29, 2026 [3]	Apr. 29, 2026
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | Fidelity California Limited Term Tax-Free Bond Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.30%
Expense Example, with Redemption, 1 Year		$ 31
Expense Example, with Redemption, 3 Years		97
Expense Example, with Redemption, 5 Years		169
Expense Example, with Redemption, 10 Years		$ 381
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.50%											1.07%		1.53%
Annual Return [Percent]				4.50%	1.72%	3.51%	(4.38%)	0.24%	2.93%	4.07%	1.26%	2.27%	(0.46%)
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® California Limited Term Tax-Free Bond Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® California Limited Term Tax-Free Bond Fund seeks a high level of current income, exempt from federal and California personal income taxes.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal debt securities whose interest is exempt from federal and California personal income taxes. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity between two and five years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(0.19%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		4.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(4.08%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions | Fidelity California Limited Term Tax-Free Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.50%											1.07%		1.52%
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions and Sales | Fidelity California Limited Term Tax-Free Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.58%											1.20%		1.56%
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%											0.80%		2.34%
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | LB286
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index
Average Annual Return, Percent			4.47%											1.18%		1.63%
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | Fidelity Advisor California Municipal Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.76%
Expense Example, with Redemption, 1 Year		$ 475
Expense Example, with Redemption, 3 Years		633
Expense Example, with Redemption, 5 Years		805
Expense Example, with Redemption, 10 Years		1,305
Expense Example, No Redemption, 1 Year		475
Expense Example, No Redemption, 3 Years		633
Expense Example, No Redemption, 5 Years		805
Expense Example, No Redemption, 10 Years		$ 1,305
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.21%											(0.10%)		1.58%
Annual Return [Percent]				4.39%	1.61%	6.07%	(9.17%)	1.42%	4.15%	7.25%	0.34%	5.52%	(0.57%)
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | Fidelity Advisor California Municipal Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.41%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 466
Expense Example, with Redemption, 3 Years		606
Expense Example, with Redemption, 5 Years		758
Expense Example, with Redemption, 10 Years		1,201
Expense Example, No Redemption, 1 Year		466
Expense Example, No Redemption, 3 Years		606
Expense Example, No Redemption, 5 Years		758
Expense Example, No Redemption, 10 Years		$ 1,201
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.30%											(0.02%)		1.65%
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | Fidelity Advisor California Municipal Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[2]	1.00%
Management Fees (as a percentage of Assets)		0.48%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.49%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 252
Expense Example, with Redemption, 3 Years		471
Expense Example, with Redemption, 5 Years		813
Expense Example, with Redemption, 10 Years		1,582
Expense Example, No Redemption, 1 Year		152
Expense Example, No Redemption, 3 Years		471
Expense Example, No Redemption, 5 Years		813
Expense Example, No Redemption, 10 Years		$ 1,582
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.64%											(0.02%)		1.40%
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | Fidelity Advisor California Municipal Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.52%
Expense Example, with Redemption, 1 Year		$ 53
Expense Example, with Redemption, 3 Years		167
Expense Example, with Redemption, 5 Years		291
Expense Example, with Redemption, 10 Years		653
Expense Example, No Redemption, 1 Year		53
Expense Example, No Redemption, 3 Years		167
Expense Example, No Redemption, 5 Years		291
Expense Example, No Redemption, 10 Years		$ 653
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.64%											0.96%		2.25%
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | Fidelity Advisor California Municipal Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.40%
Expense Example, with Redemption, 1 Year		$ 41
Expense Example, with Redemption, 3 Years		128
Expense Example, with Redemption, 5 Years		224
Expense Example, with Redemption, 10 Years		505
Expense Example, No Redemption, 1 Year		41
Expense Example, No Redemption, 3 Years		128
Expense Example, No Redemption, 5 Years		224
Expense Example, No Redemption, 10 Years		$ 505
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.76%											1.08%	2.62%
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® California Municipal Income Fund /Fidelity Advisor® California Municipal Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® California Municipal Income Fund seeks a high level of current income, exempt from federal and California personal income taxes.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19 % of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(0.56%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.18%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(6.46%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | After Taxes on Distributions | Fidelity Advisor California Municipal Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.21%											(0.12%)		1.55%
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor California Municipal Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.18%											0.43%		1.75%
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | IXTVL
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg California 4+ Year Enhanced Municipal Linked Index
Average Annual Return, Percent			4.20%											0.75%		2.30%
FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO | Fidelity California Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%											0.80%		2.34%
FidelityCaliforniaMunicipalIncomeFund-RetailPRO | Fidelity California Municipal Income Fund | Fidelity California Municipal Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.42%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.43%
Expense Example, with Redemption, 1 Year		$ 44
Expense Example, with Redemption, 3 Years		138
Expense Example, with Redemption, 5 Years		241
Expense Example, with Redemption, 10 Years		$ 542
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.74%											1.05%		2.34%
Annual Return [Percent]				4.74%	1.86%	6.51%	(8.88%)	1.76%	4.50%	7.62%	0.67%	5.80%	(0.16%)
FidelityCaliforniaMunicipalIncomeFund-RetailPRO | Fidelity California Municipal Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® California Municipal Income Fund /Fidelity® California Municipal Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® California Municipal Income Fund seeks a high level of current income, exempt from federal and California personal income taxes.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19 % of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(0.48%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.27%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(6.39%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityCaliforniaMunicipalIncomeFund-RetailPRO | Fidelity California Municipal Income Fund | After Taxes on Distributions | Fidelity California Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.73%											1.03%		2.30%
FidelityCaliforniaMunicipalIncomeFund-RetailPRO | Fidelity California Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity California Municipal Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.04%											1.39%		2.43%
FidelityCaliforniaMunicipalIncomeFund-RetailPRO | Fidelity California Municipal Income Fund | IXTVL
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg California 4+ Year Enhanced Municipal Linked Index
Average Annual Return, Percent			4.20%											0.75%		2.30%
FidelityCaliforniaMunicipalIncomeFund-RetailPRO | Fidelity California Municipal Income Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%											0.80%		2.34%
Document Type		485BPOS
Registrant Name		Fidelity California Municipal Trust

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[2]	B On Class C shares redeemed less than one year after purchase.
[3]	A From October 2, 2018 .